Simplify Aggregate Bond ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 95.9%
Fixed Income Funds – 95.9%
iShares Core U.S. Aggregate Bond ETF(a)(b)
(Cost $295,557,052) ..................................................... 3,046,844 $ 301,393,809
Principal
U.S. Treasury Bills – 7.2%
U.S. Treasury Bill, 4.31%, 4/1/2025 (c) ......................................... $ 10,600,000 10,600,000
U.S. Treasury Bill, 4.28%, 7/8/2025 (c) ......................................... 1,300,000 1,285,190
U.S. Treasury Bill, 4.30%, 7/29/2025 (c) ........................................ 11,100,000 10,946,275
Total U.S. Treasury Bills (Cost $22,831,595) ........................................ 22,831,465
Number of
Contracts Notional Amount
Purchased Options – 0.0%†
Puts – Exchange-Traded – 0.0%†
U.S. Treasury Bond Future, April Strike Price $103, Expires 4/25/25(d) ..... 3,414 351,642,000 0
U.S. Treasury Bond Future, April Strike Price $105, Expires 4/25/25(d) ..... 1,186 124,530,000 0
0
Total Purchased Options (Cost $79,787) ............................................. 0
Total Investments – 103.1%
(Cost $318,468,434) ........................................................... $ 324,225,274
Liabilities in Excess of Other Assets – (3.1)% ......................................... (9,848,154)
Net Assets – 100.0% ............................................................ $ 314,377,120
Number of
Contracts Notional Amount
Written Option – (0.1)%
Puts – Exchange-Traded – (0.1)%
U.S. Treasury Bond Future, April Strike Price $112, Expires 4/25/25
(Premiums Received $2,085,853) ................................. (5,500) (616,000,000) $ (429,688)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $163,218 have been pledged as collateral for options as of March 31, 2025.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Held in connection with Written Options.

Simplify Aggregate Bond ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
At March 31, 2025, interest rate swap contracts outstanding were as follows:
Rate Paid by
Fund
Rate Received
by the Fund(1)
Payment
Frequency Paid/
received Counterparty
Maturity
Date
Notional
Amount Fair Value
Upfront
Premium Paid/
(Received)
Unrealized
Appreciation/
(depreciation)
3.12%
4.41%
(SOFR  +
0.00%) Annual/Annual MSCS 12/15/2027 28,900,000 $ 3,128,004 $ 0 $ 3,128,004
4.41% (SOFR +
0.00%) 3.29% Annual/Annual MSCS 12/15/2027 64,900,000 (3,031,565) 0 (3,031,565)
$96,439 $96,439
(1) The Fund pays the fixed rate and receives the floating rate.
Abbreviations:
MSCS : Morgan Stanley Capital Services LLC
SOFR : Secured Overnight Financing Rate
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 95.9%
U.S. Treasury Bills ............................................................................. 7.2%
Purchased Options ............................................................................ 0.0%†
Total Investments ............................................................................. 103.1%
Liabilities in Excess of Other Assets ............................................................... (3.1)%
Net Assets .................................................................................. 100.0%
† Less than 0.05%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.